Condensed Consolidated Statements of Income (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Details
Interest Income	$ 54,159,741	$ 53,048,658	$ 162,769,606	$ 153,477,699
Interest Expense	5,177,617	5,147,181	15,729,069	14,224,492
NET INTEREST INCOME	48,982,124	47,901,477	147,040,537	139,253,207
Provision for loan losses	10,814,520	15,276,415	41,516,788	39,784,720
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	38,167,604	32,625,062	105,523,749	99,468,487
NET INSURANCE INCOME
Premiums and Commissions	11,938,124	12,634,439	37,101,468	36,459,276
Insurance Claims and Expenses	3,860,750	3,446,332	11,346,453	9,848,881
Total Net Insurance Income	8,077,374	9,188,107	25,755,015	26,610,395
OTHER REVENUE	1,370,467	1,534,995	3,474,611	4,202,097
OTHER OPERATING EXPENSES:
Personnel Expense	25,797,192	24,071,344	73,673,815	70,683,676
Occupancy Expense	4,444,692	4,570,912	13,266,163	13,547,995
Other Expense	11,975,315	10,288,739	34,012,355	31,542,886
Operating Expenses, Total	42,217,199	38,930,995	120,952,333	115,774,557
INCOME BEFORE INCOME TAXES	5,398,246	4,417,169	13,801,042	14,506,422
Provision for Income Taxes	812,734	983,086	2,460,583	2,707,089
Net Income (Loss)	$ 4,585,512	$ 3,434,083	$ 11,340,459	$ 11,799,333
BASIC AND DILUTED EARNINGS PER SHARE
170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)	$ 26.97	$ 20.20	$ 66.71	$ 69.41